First Eagle US Equity ETF

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 97.8%
Banks - 2.3%
Cullen/Frost Bankers, Inc.	121	20,127
US Bancorp	591	37,239
		57,366
Building Products - 1.0%
Carlisle Cos., Inc.	72	25,914

Capital Markets - 3.7%
Bank of New York Mellon Corp. (The)	591	92,391

Chemicals - 3.9%
International Flavors & Fragrances, Inc.	445	35,253
Nutrien Ltd. (Canada)	352	24,312
PPG Industries, Inc.	336	37,135
		96,700
Consumer Finance - 1.3%
American Express Co.	98	32,953

Consumer Staples Distribution & Retail - 1.1%
Dollar General Corp.	225	28,586

Diversified Telecommunication Services - 1.9%
Comcast Corp., Class A	1,918	45,955

Electronic Equipment, Instruments & Components - 0.9%
IPG Photonics Corp. *	256	21,775

Energy Equipment & Services - 4.3%
Noble Corp. plc	725	30,740
NOV, Inc.	1,624	31,554
SLB Ltd.	883	43,788
		106,082
Entertainment - 1.2%
Walt Disney Co. (The)	304	29,242

Financial Services - 2.4%
Berkshire Hathaway, Inc., Class B *	56	28,646
Fiserv, Inc. *	568	30,638
		59,284
Health Care Equipment & Supplies - 6.8%
Becton Dickinson & Co.	680	112,621
Medtronic plc	665	56,785
		169,406
Health Care Providers & Services - 8.8%
Elevance Health, Inc.	231	86,819
HCA Healthcare, Inc.	193	77,700
Universal Health Services, Inc., Class B	316	53,227
		217,746
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc.	208	40,123

Household Products - 2.5%
Colgate-Palmolive Co.	669	61,080

Insurance - 4.5%
Brown & Brown, Inc.	527	37,101
Fidelity National Financial, Inc.	383	19,759
Willis Towers Watson plc	161	54,083
		110,943
Interactive Media & Services - 8.5%
Alphabet, Inc., Class C	334	119,121
Meta Platforms, Inc., Class A	164	91,301
		210,422
Life Sciences Tools & Services - 2.2%
Bio-Rad Laboratories, Inc., Class A *	105	34,175
Waters Corp. *	51	19,243
		53,418
Machinery - 1.6%
Cummins, Inc.	30	19,026
Deere & Co.	36	21,336
		40,362
Media - 2.2%
Charter Communications, Inc., Class A *	192	27,836
Omnicom Group, Inc.	325	25,578
		53,414
Metals & Mining - 7.2%
Agnico Eagle Mines Ltd. (Canada)	142	20,628
Barrick Mining Corp. (Canada)	1,123	41,248
Franco-Nevada Corp. (Canada)	162	34,493
Newmont Corp.	665	62,317
Warrior Met Coal, Inc.	235	18,662
		177,348
Office REITs - 1.2%
BXP, Inc., REIT	436	30,572

Oil, Gas & Consumable Fuels - 7.4%
ExxonMobil Holdings Corp. *	382	59,378
ONEOK, Inc.	1,363	123,774
		183,152
Professional Services - 2.4%
Automatic Data Processing, Inc.	221	58,888

Residential REITs - 1.5%
Equity Residential, REIT	556	36,946

See Notes to Schedule of Investments.	(Continued)

First Eagle US Equity ETF

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Software - 8.8%
Microsoft Corp.	82	38,107
Oracle Corp.	413	53,636
Salesforce, Inc.	351	64,591
Workday, Inc., Class A *	385	61,731
		218,065
Specialized REITs - 3.5%
Extra Space Storage, Inc., REIT	207	30,644
Weyerhaeuser Co., REIT	2,277	56,994
		87,638
Tobacco - 3.1%
Philip Morris International, Inc.	406	77,473

Total Common Stocks (Cost $2,456,577)		2,423,244

Short-Term Investments - 2.2%

Investment Companies - 2.2%
JPMorgan U.S. Government Money Market Fund 3.63% (a)
(Cost $55,774)	55,774	55,774

Total Investments - 100.0% (Cost $2,512,351)		2,479,018
Other assets less liabilities - 0.0%(b)		200
Net Assets - 100.0%		2,479,218

*	Non-income producing security.
(a)	Represents 7-day effective yield as of July 31, 2026.
(b)	Represents less than 0.05% of net assets.

Abbreviations
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle US Equity ETF

Schedule of Investments

July 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Banks	2.3%
Building Products	1.0
Capital Markets	3.7
Chemicals	3.9
Consumer Finance	1.3
Consumer Staples Distribution & Retail	1.1
Diversified Telecommunication Services	1.9
Electronic Equipment, Instruments & Components	0.9
Energy Equipment & Services	4.3
Entertainment	1.2
Financial Services	2.4
Health Care Equipment & Supplies	6.8
Health Care Providers & Services	8.8
Hotels, Restaurants & Leisure	1.6
Household Products	2.5
Insurance	4.5
Interactive Media & Services	8.5
Life Sciences Tools & Services	2.2
Machinery	1.6
Media	2.2
Metals & Mining	7.2
Office REITs	1.2
Oil, Gas & Consumable Fuels	7.4
Professional Services	2.4
Residential REITs	1.5
Software	8.8
Specialized REITs	3.5
Tobacco	3.1
Short-Term Investments	2.2
Total Investments	100.0%

See Notes to Schedule of Investments.	(Continued)

First Eagle Mid Cap Equity ETF

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 99.7%

Aerospace & Defense - 2.1%
AAR Corp. *	267	37,391
FTAI Aviation Ltd.	217	44,702
		82,093
Banks - 5.4%
Ameris Bancorp	917	79,971
Glacier Bancorp, Inc.	1,351	66,591
Regions Financial Corp.	2,200	68,090
		214,652
Beverages - 0.8%
Celsius Holdings, Inc. *	1,056	30,846

Building Products - 4.4%
Builders FirstSource, Inc. *	831	55,212
Carlisle Cos., Inc.	121	43,550
Louisiana-Pacific Corp.	1,069	77,428
		176,190
Capital Markets - 8.2%
Cohen & Steers, Inc.	869	71,492
Evercore, Inc., Class A	214	68,600
Houlihan Lokey, Inc., Class A	400	50,196
MarketAxess Holdings, Inc.	419	68,004
Raymond James Financial, Inc.	400	70,392
		328,684
Chemicals - 5.1%
Air Products and Chemicals, Inc.	197	58,093
PPG Industries, Inc.	356	39,345
Quaker Chemical Corp.	345	55,380
Westlake Corp.	728	51,324
		204,142
Commercial Services & Supplies - 1.8%
Clean Harbors, Inc. *	231	72,275

Construction & Engineering - 1.4%
Dycom Industries, Inc. *	138	55,348

Consumer Staples Distribution & Retail - 3.2%
Dollar General Corp.	392	49,803
Performance Food Group Co. *	694	79,387
		129,190
Diversified REITs - 1.6%
WP Carey, Inc., REIT	880	64,768

Electrical Equipment - 1.7%
Generac Holdings, Inc. *	188	37,057
Regal Rexnord Corp.	144	29,553
		66,610
Electronic Equipment, Instruments & Components - 6.7%
Advanced Energy Industries, Inc.	138	39,954
Belden, Inc.	528	65,498
Fabrinet (Thailand) *	53	23,077
Plexus Corp. *	115	28,904
Teledyne Technologies, Inc. *	103	67,524
TTM Technologies, Inc. *	380	43,867
		268,824
Financial Services - 1.8%
Voya Financial, Inc.	726	72,186

Ground Transportation - 4.9%
Canadian Pacific Kansas City Ltd. (Canada)	839	74,578
Old Dominion Freight Line, Inc.	291	61,733
XPO, Inc. *	301	60,492
		196,803
Health Care Equipment & Supplies - 4.4%
GE HealthCare Technologies, Inc.	1,403	95,432
STERIS plc	352	80,397
		175,829
Health Care Providers & Services - 6.1%
Ensign Group, Inc. (The)	311	55,408
Quest Diagnostics, Inc.	331	77,126
Tenet Healthcare Corp. *	431	109,810
		242,344
Hotel & Resort REITs - 2.1%
Ryman Hospitality Properties, Inc., REIT	642	85,803

Hotels, Restaurants & Leisure - 1.6%
Texas Roadhouse, Inc., Class A	310	63,686

Household Durables - 3.2%
PulteGroup, Inc.	388	49,071
SharkNinja, Inc. *	477	77,164
		126,235
Insurance - 1.6%
Reinsurance Group of America, Inc.	276	65,371

Machinery - 1.8%
Flowserve Corp.	938	71,279

Mortgage Real Estate Investment Trusts (REITs) - 2.1%
Annaly Capital Management, Inc.	3,601	81,815

Multi-Utilities - 1.4%
Black Hills Corp.	803	57,182

Office REITs - 1.1%
BXP, Inc., REIT	650	45,578

Oil, Gas & Consumable Fuels - 9.3%
Antero Resources Corp. *	1,742	62,956
ONEOK, Inc.	819	74,373

See Notes to Schedule of Investments.	(Continued)

First Eagle Mid Cap Equity ETF

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Permian Resources Corp., Class A	4,367	93,061
Phillips 66	262	55,460
Targa Resources Corp.	312	84,356
		370,206
Passenger Airlines - 1.4%
Delta Air Lines, Inc.	654	57,186

Real Estate Management & Development - 1.9%
Colliers International Group, Inc. (Canada)	753	74,208

Semiconductors & Semiconductor Equipment - 1.9%
Onto Innovation, Inc. *	136	35,167
Silicon Motion Technology Corp., ADR (Taiwan)	38	9,637
Ultra Clean Holdings, Inc. *	360	29,991
		74,795
Software - 3.3%
Teradata Corp. *	2,095	64,924
Workday, Inc., Class A *	427	68,465
		133,389
Specialty Retail - 2.3%
Academy Sports & Outdoors, Inc.	1,065	50,534
Lithia Motors, Inc., Class A	110	42,396
		92,930
Textiles, Apparel & Luxury Goods - 1.4%
On Holding AG, Class A (Switzerland) *	1,519	55,048

Trading Companies & Distributors - 3.7%
Herc Holdings, Inc.	430	64,560
QXO, Inc. *	3,687	49,037
United Rentals, Inc.	32	34,537
		148,134
Total Common Stocks (Cost $3,876,836)		3,983,629

Short-Term Investments - 0.3%

Investment Companies - 0.3%
JPMorgan U.S. Government Money Market Fund 3.63% (a)
(Cost $10,725)	10,725	10,725

Total Investments - 100.0% (Cost $3,887,561)		3,994,354
Liabilities in excess of other assets - 0.0%(b)		(1,097)
Net Assets - 100.0%		3,993,257

*	Non-income producing security.
(a)	Represents 7-day effective yield as of July 31, 2026.
(b)	Represents less than 0.05% of net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle Mid Cap Equity ETF

Schedule of Investments

July 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	2.1%
Banks	5.4
Beverages	0.8
Building Products	4.4
Capital Markets	8.2
Chemicals	5.1
Commercial Services & Supplies	1.8
Construction & Engineering	1.4
Consumer Staples Distribution & Retail	3.2
Diversified REITs	1.6
Electrical Equipment	1.7
Electronic Equipment, Instruments & Components	6.7
Financial Services	1.8
Ground Transportation	4.9
Health Care Equipment & Supplies	4.4
Health Care Providers & Services	6.1
Hotel & Resort REITs	2.1
Hotels, Restaurants & Leisure	1.6
Household Durables	3.2
Insurance	1.6
Machinery	1.8
Mortgage Real Estate Investment Trusts (REITs)	2.1
Multi-Utilities	1.4
Office REITs	1.1
Oil, Gas & Consumable Fuels	9.3
Passenger Airlines	1.4
Real Estate Management & Development	1.9
Semiconductors & Semiconductor Equipment	1.9
Software	3.3
Specialty Retail	2.3
Textiles, Apparel & Luxury Goods	1.4
Trading Companies & Distributors	3.7
Short-Term Investments	0.3
Total Investments	100.0%

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Equity ETF

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Common Stocks - 97.9%

Aerospace & Defense - 2.4%
AAR Corp. *	56	7,842
Astronics Corp. *	131	9,103
Cadre Holdings, Inc.	218	6,721
Ducommun, Inc. *	88	15,754
VSE Corp.	32	6,221
		45,641
Automobile Components - 0.8%
Dorman Products, Inc. *	119	15,846

Banks - 6.9%
Ameris Bancorp	232	20,233
Axos Financial, Inc. *	147	14,907
Columbia Banking System, Inc.	370	11,570
Dime Commercial Bancshares, Inc.	316	12,880
Glacier Bancorp, Inc.	223	10,992
Old National Bancorp	688	18,328
Red River Bancshares, Inc.	104	10,457
Seacoast Banking Corp. of Florida	449	15,598
Valley National Bancorp	1,040	14,862
		129,827
Biotechnology - 0.9%
CareDx, Inc. *	401	17,528

Building Products - 2.3%
Griffon Corp.	114	9,823
Insteel Industries, Inc.	354	10,850
Louisiana-Pacific Corp.	230	16,659
Quanex Building Products Corp.	338	6,030
		43,362
Capital Markets - 1.3%
MarketAxess Holdings, Inc.	44	7,141
Moelis & Co., Class A	80	5,366
Perella Weinberg Partners, Class A	703	12,408
		24,915
Chemicals - 4.4%
Cabot Corp.	139	12,235
Element Solutions, Inc.	243	8,925
Flotek Industries, Inc. *	203	4,778
HB Fuller Co.	243	13,438
Huntsman Corp.	800	7,808
Intrepid Potash, Inc. *	218	7,403
LSB Industries, Inc. *	994	10,815
Quaker Chemical Corp.	113	18,139
		83,541
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	275	13,175
Healthcare Services Group, Inc. *	378	8,808
Interface, Inc., Class A	82	2,809
		24,792
Communications Equipment - 3.0%
ADTRAN Holdings, Inc. *	866	7,370
Digi International, Inc. *	113	7,878
Extreme Networks, Inc. *	332	10,006
Harmonic, Inc. *	1,068	12,335
NETGEAR, Inc. *	480	11,597
NetScout Systems, Inc. *	171	6,955
		56,141
Construction & Engineering - 0.9%
Ameresco, Inc., Class A *	507	10,683
Dycom Industries, Inc. *	17	6,818
		17,501
Construction Materials - 0.2%
Titan America SA (Belgium)	257	3,978

Consumer Staples Distribution & Retail - 1.2%
Chefs' Warehouse, Inc. (The) *	121	13,958
Grocery Outlet Holding Corp. *	870	7,995
		21,953
Containers & Packaging - 0.5%
TriMas Corp.	233	9,304

Diversified Consumer Services - 2.2%
Coursera, Inc. *	762	4,046
Lincoln Educational Services Corp. *	302	12,630
Stride, Inc. *	107	8,591
Universal Technical Institute, Inc. *	400	15,724
		40,991
Electrical Equipment - 0.3%
LSI Industries, Inc.	235	5,497

Electronic Equipment, Instruments & Components - 6.1%
Advanced Energy Industries, Inc.	60	17,371
Arlo Technologies, Inc. *	832	12,247
Belden, Inc.	91	11,289
Benchmark Electronics, Inc.	139	11,088
Fabrinet (Thailand) *	10	4,354
Itron, Inc. *	81	8,072
OSI Systems, Inc. *	33	7,306
Plexus Corp. *	32	8,043
Rogers Corp. *	100	12,347
TTM Technologies, Inc. *	104	12,006
Vishay Intertechnology, Inc.	307	10,505
		114,628
Energy Equipment & Services - 2.8%
Flowco Holdings, Inc., Class A	553	11,309
Helix Energy Solutions Group, Inc. *	322	3,062
Natural Gas Services Group, Inc.	284	10,406
Oil States International, Inc. *	1,622	13,154
ProPetro Holding Corp. *	648	7,193
RPC, Inc.	323	1,812
Seadrill Ltd. *	113	5,067
		52,003
Financial Services - 2.4%
Flywire Corp. *	803	12,856

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Equity ETF

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Shares	Value ($)
NMI Holdings, Inc., Class A *	195	8,639
Radian Group, Inc.	155	6,043
Remitly Global, Inc. *	761	17,328
		44,866
Food Products - 1.8%
Cal-Maine Foods, Inc.	142	12,465
Mama's Creations, Inc. *	884	16,292
Vital Farms, Inc. *	434	5,525
		34,282
Gas Utilities - 0.5%
ONE Gas, Inc.	112	8,697

Ground Transportation - 0.8%
Covenant Logistics Group, Inc., Class A	257	9,129
FTAI Infrastructure, Inc.	1,754	6,542
		15,671
Health Care Equipment & Supplies - 3.0%
Alphatec Holdings, Inc. *	744	7,083
AngioDynamics, Inc. *	179	2,647
Artivion, Inc. *	325	8,720
AtriCure, Inc. *	203	7,665
Axogen, Inc. *	240	10,130
Envista Holdings Corp. *	258	7,046
SI-BONE, Inc. *	547	9,715
Varex Imaging Corp. *	356	3,984
		56,990
Health Care Providers & Services - 6.8%
AMN Healthcare Services, Inc. *	123	4,136
Aveanna Healthcare Holdings, Inc. *	521	4,892
Brookdale Senior Living, Inc. *	1,537	22,440
Concentra Group Holdings Parent, Inc.	450	14,243
Ensign Group, Inc. (The)	35	6,236
Hinge Health, Inc., Class A *	240	17,930
LifeStance Health Group, Inc. *	1,088	11,402
Pennant Group, Inc. (The) *	449	18,104
Progyny, Inc. *	147	4,576
RadNet, Inc. *	136	8,674
Sonida Senior Living, Inc. *	174	7,023
Strata Critical Medical, Inc. *	1,728	8,675
		128,331
Health Care Technology - 1.0%
Certara, Inc. *	1,042	8,440
HealthStream, Inc.	401	11,244
		19,684
Hotels, Restaurants & Leisure - 2.1%
Cheesecake Factory, Inc. (The)	81	8,215
Dine Brands Global, Inc.	262	9,417
El Pollo Loco Holdings, Inc. *	800	13,168
Wendy's Co. (The)	1,248	9,185
		39,985
Household Durables - 2.1%
Champion Homes, Inc. *	114	9,075
Installed Building Products, Inc.	82	18,281
Sonos, Inc. *	771	11,303
		38,659
Household Products - 1.4%
Central Garden & Pet Co., Class A *	202	7,658
Spectrum Brands Holdings, Inc.	201	17,843
		25,501
Insurance - 2.1%
Axis Capital Holdings Ltd.	132	13,902
Lincoln National Corp.	242	11,038
Old Republic International Corp.	184	7,951
Stewart Information Services Corp.	89	6,015
		38,906
Interactive Media & Services - 0.2%
EverQuote, Inc., Class A *	144	3,632

Life Sciences Tools & Services - 2.3%
CryoPort, Inc. *	913	13,777
Maravai LifeSciences Holdings, Inc., Class A *	2,664	17,503
Stevanato Group SpA (Italy)	646	12,823
		44,103
Machinery - 8.5%
Albany International Corp., Class A	192	14,306
Astec Industries, Inc.	187	9,473
CECO Environmental Corp. *	187	12,322
Columbus McKinnon Corp.	282	5,406
Enpro, Inc.	37	11,615
Esab Corp.	48	4,154
Flowserve Corp.	121	9,195
Gates Industrial Corp. Ltd. *	434	12,143
Graham Corp. *	130	12,467
JBT Marel Corp.	58	8,031
Manitowoc Co., Inc. (The) *	768	10,637
Mayville Engineering Co., Inc. *	194	4,980
Tennant Co.	108	9,075
Timken Co. (The)	98	13,480
Titan International, Inc. *	522	3,769
Trinity Industries, Inc.	322	10,059
Wabash National Corp.	686	8,616
		159,728
Marine Transportation - 0.7%
Star Bulk Carriers Corp. (Greece)	425	12,219

Media - 1.1%
DoubleVerify Holdings, Inc. *	973	10,946
Magnite, Inc. *	458	8,840
		19,786
Metals & Mining - 3.4%
Century Aluminum Co. *	373	16,699
Coeur Mining, Inc.	321	4,786
Commercial Metals Co.	243	16,699
Hecla Mining Co.	265	3,742
Kaiser Aluminum Corp.	91	14,531

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Equity ETF

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Shares	Value ($)
Materion Corp.	36	7,590
		64,047
Multi-Utilities - 0.4%
Black Hills Corp.	115	8,189

Oil, Gas & Consumable Fuels - 5.6%
Dorian LPG Ltd.	386	18,304
Golar LNG Ltd. (Bermuda)	251	12,337
Murphy Oil Corp.	444	17,645
Navigator Holdings Ltd.	736	16,450
Riley Exploration Permian, Inc.	402	13,776
Scorpio Tankers, Inc. (Monaco)	161	12,535
Talos Energy, Inc. *	949	14,406
		105,453
Residential REITs - 0.5%
UMH Properties, Inc., REIT	577	8,718

Retail REITs - 0.4%
Tanger, Inc., REIT	184	7,481

Semiconductors & Semiconductor Equipment - 4.4%
Ambiq Micro, Inc. *	72	4,578
Amtech Systems, Inc. *	569	8,728
Axcelis Technologies, Inc. *	48	6,258
CEVA, Inc. *	131	4,277
Cohu, Inc. *	125	5,999
FormFactor, Inc. *	53	5,629
Onto Innovation, Inc. *	43	11,119
Silicon Motion Technology Corp., ADR (Taiwan)	33	8,369
Synaptics, Inc. *	74	7,942
Ultra Clean Holdings, Inc. *	94	7,831
Veeco Instruments, Inc. *	258	12,900
		83,630
Software - 2.4%
Alkami Technology, Inc. *	694	12,610
Braze, Inc., Class A *	493	12,285
I3 Verticals, Inc., Class A *	582	12,257
Teradata Corp. *	238	7,376
		44,528
Specialized REITs - 0.5%
Outfront Media, Inc., REIT	307	9,784

Specialty Retail - 2.1%
Lithia Motors, Inc., Class A	48	18,500
MarineMax, Inc. *	267	9,203
National Vision Holdings, Inc. *	273	6,017
Warby Parker, Inc., Class A *	200	5,338
		39,058
Technology Hardware, Storage & Peripherals - 0.1%
Eastman Kodak Co. *	201	1,688

Trading Companies & Distributors - 3.8%
Boise Cascade Co.	180	13,748
Custom Truck One Source, Inc. *	586	5,948
DNOW, Inc. *	408	5,761
Herc Holdings, Inc.	112	16,816
NPK International, Inc. *	481	6,008
QXO, Inc. *	416	5,533
Transcat, Inc. *	120	10,244
WESCO International, Inc.	24	8,244
		72,302
Total Common Stocks (Cost $1,881,657)		1,843,366

Short-Term Investments - 2.1%

Investment Companies - 2.1%
JPMorgan U.S. Government Money Market Fund 3.63% (a)
(Cost $40,210)	40,210	40,210

Total Investments - 100.0% (Cost $1,921,867)		1,883,576
Other assets less liabilities - 0.0%(b)		189
Net Assets - 100.0%		1,883,765

*	Non-income producing security.
(a)	Represents 7-day effective yield as of July 31, 2026.
(b)	Represents less than 0.05% of net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.	(Continued)

First Eagle Small Cap Equity ETF

Schedule of Investments

July 31, 2026 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	2.4%
Automobile Components	0.8
Banks	6.9
Biotechnology	0.9
Building Products	2.3
Capital Markets	1.3
Chemicals	4.4
Commercial Services & Supplies	1.3
Communications Equipment	3.0
Construction & Engineering	0.9
Construction Materials	0.2
Consumer Staples Distribution & Retail	1.2
Containers & Packaging	0.5
Diversified Consumer Services	2.2
Electrical Equipment	0.3
Electronic Equipment, Instruments & Components	6.1
Energy Equipment & Services	2.8
Financial Services	2.4
Food Products	1.8
Gas Utilities	0.5
Ground Transportation	0.8
Health Care Equipment & Supplies	3.0
Health Care Providers & Services	6.8
Health Care Technology	1.0
Hotels, Restaurants & Leisure	2.1
Household Durables	2.1
Household Products	1.4
Insurance	2.1
Interactive Media & Services	0.2
Life Sciences Tools & Services	2.3
Machinery	8.5
Marine Transportation	0.7
Media	1.1
Metals & Mining	3.4
Multi-Utilities	0.4
Oil, Gas & Consumable Fuels	5.6
Residential REITs	0.5
Retail REITs	0.4
Semiconductors & Semiconductor Equipment	4.4
Software	2.4
Specialized REITs	0.5
Specialty Retail	2.1
Technology Hardware, Storage & Peripherals	0.1
Trading Companies & Distributors	3.8
Short-Term Investments	2.1
Total Investments	100.0%

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Municipal ETF

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Municipal Bonds - 96.3%
Alabama 6.5%
Black Belt Energy Gas District,
Revenue, Refunding, Series 2022 SUB D-1, 4.00%, 06/01/2027 (a)(b)	100,000	100,669
Revenue, Series 2025 A, 5.25%, 05/01/2032 (a)(b)	205,000	206,643
Revenue, Series 2025 F, 5.00%, 12/01/2035	140,000	145,352
Energy Southeast A Cooperative District,
Revenue, Series 2025B, 5.00%, 09/01/2033	200,000	201,731
Infirmary Health System Special Care Facilities Financing Authority of Mobile,
Infirmary Health System Obligated Group, Revenue, Series 2016A, 4.00%, 02/01/2046	175,000	149,492
Southeast Energy Authority A Cooperative District,
Revenue, Series 2025 B, 5.25%, 01/01/2033 (a)(b)	200,000	203,880
		1,007,767
Arizona 2.6%
Arizona Industrial Development Authority,
TWG Glendale LP, Revenue, Series 2024, 5.00%, 09/01/2026 (a)(b)	175,000	175,259
City of Phoenix Civic Improvement Corp.,
Airport, Revenue, Junior Lien, AMT, Series 2019 B, 5.00%, 07/01/2044	225,000	227,674
		402,933
California 5.1%
California Community Choice Financing Authority,
Revenue, Series 2026B, 5.00%, 03/01/2036	150,000	153,919
California State University,
Revenue, Refunding, Series 2016A, 5.00%, 11/01/2031	50,000	50,026
Cupertino Union School District,
GO, Refunding, Series C, 5.00%, 08/01/2029	50,000	50,097
Imperial Irrigation District Electric System,
Revenue, Refunding, Series 2016B-2, 5.00%, 11/01/2041	50,000	50,153
Norman Y Mineta San Jose International Airport SJC,
Revenue, AMT, Refunding, Series 2017A, 5.00%, 03/01/2047	255,000	255,272
San Leandro Public Financing Authority,
City of San Leandro, Revenue, Series 2018, 5.00%, 11/01/2043	100,000	100,204
State of California,
GO, Series 2016, 5.00%, 09/01/2045	135,000	135,302
		794,973
Colorado 2.1%
Arapahoe County School District No. 1 Englewood,
GO, Series 2017, 5.00%, 12/01/2042	150,000	150,603
City & County of Denver Pledged Excise Tax,
Pledged Excise Tax, Revenue, Refunding, Series 2016 A, 5.00%, 08/01/2044	50,000	50,028
Pledged Excise Tax, Revenue, Series 2018 A-1, 5.00%, 08/01/2048	130,000	130,031
		330,662
Connecticut 3.6%
City of Meriden,
GO, Series 2020 B, 2.00%, 07/01/2038	180,000	131,934
Connecticut State Health & Educational Facilities Authority,
Hartford Sustainable Energy Partners LLC, Revenue, Series 2026A, 5.00%, 08/01/2048	300,000	304,850
Middlesex Health System, Inc. Obligated Group, Revenue, Refunding, Series O, 5.00%, 07/01/2036	120,000	120,072
		556,856

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Municipal ETF

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Delaware 1.7%
County of Kent,
Kent County Regional Sports Complex Corp., Revenue, Series 2016, 5.13%, 10/01/2046	260,000	260,259

District of Columbia 0.8%
District of Columbia,
Plenary Infrastructure DC LLC, Revenue, AMT, Series 2022 A, 5.00%, 08/31/2026	115,000	115,120

Florida 6.0%
City of Port St Lucie,
Southwest Annexation Special Assessment District No. 1, Special Assessment, Refunding, BAM Insured, Series 2016, 3.00%, 07/01/2041	110,000	86,605
County of Miami-Dade,
GO, Refunding, Series 2016 A, 5.00%, 07/01/2036	60,000	60,360
Revenue, Series 2016 A, 5.00%, 04/01/2041	100,000	100,058
Florida Gulf Coast University Financing Corp.,
Florida Gulf Coast University, Revenue, Refunding, Series 2022 A, 5.00%, 02/01/2039	250,000	260,225
Greater Orlando Aviation Authority,
Revenue, Series 2016 B, 5.00%, 10/01/2042	95,000	95,109
Revenue, Series 2016 B, 5.00%, 10/01/2046	50,000	50,053
Miami-Dade County Expressway Authority,
Revenue, Series 2014 A, 5.00%, 07/01/2044	50,000	50,013
Palm Beach County Health Facilities Authority,
Baptist Health South Florida Obligated Group, Revenue, Series 2019, 3.00%, 08/15/2044	145,000	114,027
Pinellas County School Board,
COP, Series 2017 A, 5.00%, 07/01/2041	60,000	60,577
Tampa-Hillsborough County Expressway Authority,
Revenue, Series 2017, 5.00%, 07/01/2047	50,000	50,252
		927,279
Georgia 2.0%
Columbia County Hospital Authority,
WellStar Health System Obligated Group, Revenue, Series 2023 A, 5.13%, 04/01/2053	150,000	152,413
Development Authority of Cobb County (The),
KSU 2020 Housing Real Estate Foundation LLC, Revenue, Series 2020, 2.13%, 07/15/2036	200,000	156,869
		309,282
Illinois 10.4%
Chicago O'Hare International Airport,
Revenue, Senior Lien, Series D, 5.00%, 01/01/2047	85,000	85,188
Revenue, Senior Lien, AMT, Refunding, Series D, 5.00%, 01/01/2047	135,000	135,150
County of Cook,
Deerfield SLF LP, Revenue, Series 2024, 6.50%, 01/01/2045	100,000	101,926
Illinois Finance Authority,
Bradley University, Revenue, Series 2026, 5.25%, 08/01/2045	300,000	303,064
Carle Foundation Obligated Group (The), Revenue, Refunding, Series 2021 A, 4.00%, 08/15/2048	80,000	69,925
Columbia College Chicago, Revenue, Refunding, Series A, 4.13%, 12/01/2030	100,000	94,424
DePaul University, Revenue, Refunding, Series 2016 A, 3.00%, 10/01/2037	90,000	75,886
OSF Healthcare System Obligated Group, Revenue, Refunding, AG Insured, Series 2016, 3.25%, 05/15/2039	260,000	221,489

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Municipal ETF

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Illinois
University of Chicago Medical Center Obligated Group, Revenue, Series 2022 A, 5.00%, 08/15/2047	120,000	121,132
Illinois State Toll Highway Authority,
Revenue, Senior Lien, Series 2016 B, 5.00%, 01/01/2041	225,000	225,165
Metropolitan Water Reclamation District of Greater Chicago,
GO, Series E, 5.00%, 12/01/2041	75,000	75,262
State of Illinois,
GO, BAM Insured, Series 2021 B, 3.00%, 12/01/2040	115,000	94,650
		1,603,261
Indiana 2.4%
Indiana Finance Authority,
Community Foundation of Northwest Indiana Obligated Group, Revenue, Refunding, Series 2016, 5.00%, 09/01/2030	60,000	60,108
Earlham College, Inc., Revenue, Refunding, Series 2013 A, 3.75%, 10/01/2037	75,000	62,391
Lutheran University Association, Inc. (The), Revenue, Refunding, Series 2017, 5.00%, 10/01/2036	40,000	36,539
Indianapolis Local Public Improvement Bond Bank,
Indianapolis Airport Authority, Revenue, Series 2019 I-1, 5.00%, 01/01/2044	100,000	102,329
West Lafayette Redevelopment Authority,
City of West Lafayette Redevelopment Commission, Revenue, Series 2025, 5.00%, 08/01/2026	110,000	110,000
		371,367
Kentucky 2.4%
County of Trimble,
Louisville Gas and Electric Co., Revenue, AMT, Series 2023 A, 4.70%, 06/01/2027 (a)(b)	100,000	100,695
Louisville,
UofL Health, Inc. Obligated Group, Revenue, AG Insured, Series 2022 A, 5.00%, 05/15/2047	200,000	201,146
University of Louisville,
Revenue, AG Insured, Series 2020 A, 2.38%, 09/01/2039	100,000	75,203
		377,044
Louisiana 0.6%
State of Louisiana,
GO, Refunding, Series 2016-B, 5.00%, 08/01/2026	100,000	100,000

Maine 1.3%
Maine Health & Higher Educational Facilities Authority,
Eastern Maine Healthcare Systems Obligated Group, Revenue, Series 2016 A, 5.00%, 07/01/2046	65,000	59,915
Maine State Housing Authority,
Revenue, Series 2026C, 3.50%, 11/15/2034 (c)	150,000	146,321
		206,236
Maryland 0.8%
City of Salisbury,
Tax Allocation, Series 2007, 0.00%, 01/01/2037 (d)	265,000	117,215

Massachusetts 1.1%
Massachusetts Development Finance Agency,
Berklee College of Music, Inc., Revenue, Refunding, Series 2016, 5.00%, 10/01/2046	90,000	90,319
Simmons University, Revenue, Refunding, Series 2018 L, 5.00%, 10/01/2026	75,000	74,967
		165,286
Michigan 3.9%
Kalamazoo Public Schools,
GO, Series 2018, 4.00%, 05/01/2036	235,000	234,890

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Municipal ETF

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Michigan
Walled Lake Consolidated School District,
GO, Series 2024, 5.00%, 05/01/2049	365,000	374,184
		609,074
Mississippi 0.2%
Mississippi Development Bank,
City of Jackson, Revenue, Refunding, Series 2013 A, 3.00%, 03/01/2028	30,000	29,061

Missouri 1.3%
Health & Educational Facilities Authority of the State of Missouri,
Mercy Health, Revenue, Series 2014 F, 5.00%, 11/15/2045	120,000	120,038
Mercy Health, Revenue, Refunding, Series 2015 B, 5.00%, 02/01/2045	25,000	25,023
Kansas City Industrial Development Authority,
Airport, Revenue, AMT, Series 2019 B, 5.00%, 03/01/2046	55,000	55,140
		200,201
Nevada 2.2%
City of Reno,
Room & Consolidated Tax, Revenue, Refunding, AG Insured, Series 2019 A1, 4.00%, 06/01/2046	370,000	336,858

New Hampshire 1.5%
New Hampshire Business Finance Authority,
Revenue, Series 2026, 5.88%, 12/15/2036 (e)	120,000	120,123
Blue Sky Lockhart LP, Revenue, Series 2026, 0.00%, 12/15/2036 (d)	250,000	117,232
		237,355
New Jersey 3.5%
County of Salem,
GO, Series 2020 ABC, 2.13%, 06/15/2040	120,000	83,154
New Jersey Educational Facilities Authority,
Georgian Court University A New Jersey Non Profit Corp., Revenue, Refunding, Series 2017 G, 3.25%, 07/01/2031	130,000	117,717
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.75%, 07/01/2037	40,000	31,257
New Jersey Transportation Trust Fund Authority,
State of New Jersey, Revenue, Series 2015AA, 5.00%, 06/15/2045	300,000	300,078
		532,206
New Mexico 0.7%
Southern Sandoval County Arroyo Flood Control Authority,
GO, Series 2021 A, 3.00%, 08/01/2026	105,000	105,000

New York 9.5%
Brooklyn Arena Local Development Corp.,
Brooklyn Events Center LLC, Revenue, Refunding, AG Insured, Series A, 3.00%, 07/15/2043	225,000	168,686
Broome County Local Development Corp.,
United Health Services Hospitals Obligated Group, Revenue, Refunding, AG Insured, Series 2020, 3.00%, 04/01/2045	130,000	99,233
Buffalo & Fort Erie Public Bridge Authority,
Revenue, Series 2017, 5.00%, 01/01/2047	105,000	105,243
City of New York,
GO, Series 2017 A SUB A-1, 5.00%, 08/01/2038	40,000	40,042
Jefferson County Civic Facility Development Corp.,
Samaritan Medical Center Obligated Group, Revenue, Refunding, Series 2017 A, 4.00%, 11/01/2047	30,000	22,230
Metropolitan Transportation Authority Dedicated Tax Fund,
Revenue, Series B-1, 5.00%, 11/15/2036	55,000	55,221

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Municipal ETF

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York
New York City Municipal Water Finance Authority,
New York City Water & Sewer System, Revenue, Series 2017 DD, 5.00%, 06/15/2047	75,000	75,165
New York Counties Tobacco Trust IV,
Revenue, Series 2005 A, 5.00%, 06/01/2045	100,000	72,736
New York State Dormitory Authority,
Revenue, Series 2021 A1, 2.25%, 07/01/2041	105,000	71,466
New School (The), Revenue, Refunding, Series 2016 A, 3.25%, 07/01/2034	250,000	232,844
State of New York Personal Income Tax, Revenue, Series 2016 A, 5.00%, 02/15/2037	310,000	310,383
State of New York Personal Income Tax, Revenue, Series 2016 A, 5.00%, 02/15/2041	100,000	100,101
Syracuse Industrial Development Agency,
Carousel Center Co. LP, Revenue, AMT, Refunding, Series 2016 A, 5.00%, 01/01/2030	100,000	90,691
Carousel Center Co. LP, Revenue, AMT, Refunding, Series 2016 A, 5.00%, 01/01/2035	30,000	24,147
		1,468,188
North Carolina 0.3%
City of Charlotte,
Airport, Revenue, AMT, Series B, 5.00%, 07/01/2042	50,000	50,249

Ohio 2.0%
County of Fairfield,
Fairfield Medical Center Obligated Group, Revenue, Refunding, Series 2013, 5.13%, 06/15/2033	20,000	19,577
County of Hardin,
Ohio Northern University, Revenue, Refunding, Series 2020, 5.50%, 05/01/2050	100,000	88,989
Ohio Higher Educational Facility Commission,
Kenyon College, Revenue, Refunding, Series 2020, 5.00%, 07/01/2042	110,000	112,724
Patrick Henry Local School District,
COP, Series 2019 A, 3.00%, 12/01/2039	100,000	81,517
		302,807
Oklahoma 0.3%
Oklahoma Water Resources Board,
Revenue, Series 2017 A, 5.00%, 10/01/2044	50,000	50,006

Pennsylvania 2.6%
Berks County Municipal Authority (The),
The Reading Hospital and Medical Center Project, Revenue, Series 2012 A, 5.00%, 11/01/2040	50,000	38,081
Tower Health Obligated Group, Revenue, Series 2012 A, 4.25%, 11/01/2041	55,000	37,759
Bethel Park School District,
GO, Refunding, Series 2016, 4.00%, 08/01/2033	120,000	120,000
Northampton County General Purpose Authority,
St Luke's Hospital Obligated Group, Revenue, Refunding, Series 2016 A, 4.00%, 08/15/2040	225,000	212,440
		408,280
South Carolina 1.2%
Lexington County Health Services District, Inc.,
Lexington Health Obligated Group, Revenue, Series 2016, 5.00%, 11/01/2046	105,000	105,018
South Carolina Jobs-Economic Development Authority,
Wofford College, Revenue, Refunding, Series 2016, 5.00%, 04/01/2029	35,000	35,035
South Carolina Public Service Authority,
Revenue, Series 2016 A, 5.00%, 12/01/2035	50,000	50,033
		190,086

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Municipal ETF

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Tennessee 1.3%
Knox County Health Educational & Housing Facility Board,
University Health System Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 09/01/2040	145,000	124,553
Tennergy Corp.,
Revenue, Series 2021 A, 4.00%, 09/01/2028 (a)(b)	75,000	75,539
		200,092
Texas 10.9%
City of Austin,
Airport System, Revenue, AMT, Series 2022, 5.00%, 11/15/2041	105,000	108,550
City of Denton,
GO, Series 2016, 5.00%, 02/15/2043	300,000	300,320
Fort Bend County Levee Improvement District No. 6,
GO, AG Insured, Series 2019A, 2.75%, 09/01/2038	120,000	96,783
Fort Bend County Municipal Utility District No. 194,
GO, AG Insured, Series 2016, 2.75%, 09/01/2040	100,000	79,793
Harris County Cultural Education Facilities Finance Corp.,
Texas Children's Hospital Obligated Group, Revenue, Refunding, Series 2019 A, 3.00%, 10/01/2039	160,000	134,330
Harris County Municipal Utility District No. 171,
GO, BAM Insured, Series 2020, 2.38%, 12/01/2039	100,000	71,979
Harris County Water Control & Improvement District No. 136,
GO, BAM Insured, Series 2026, 4.25%, 09/01/2043	110,000	106,224
Harris-Brazoria Counties Municipal Utility District No. 509,
GO, AG Insured, Series 2019, 3.13%, 09/01/2042	100,000	79,193
Love Field Airport Modernization Corp.,
Airport, Revenue, AMT, Series 2015, 5.00%, 11/01/2035	65,000	65,123
Airport, Revenue, AMT, Series 2017, 5.00%, 11/01/2036	120,000	120,282
Montgomery County Municipal Utility District No. 42,
GO, BAM Insured, Series 2020, 2.38%, 09/01/2040	100,000	71,911
Port of Beaumont Navigation District,
GO, Series 2018, 3.50%, 03/01/2038	80,000	74,171
Texas A&M University,
Revenue, Refunding, Series 2016 C, 5.00%, 05/15/2040	75,000	75,041
Texas Private Activity Bond Surface Transportation Corp.,
NTE Mobility Partners Segments 3 LLC, Revenue, Senior Lien, AMT, Refunding, Series 2023, 5.25%, 06/30/2036	115,000	120,390
Texas Water Development Board,
State Water Implementation Revenue Fund for Texas, Revenue, Series 2016, 5.00%, 10/15/2046	100,000	100,101
West Park Municipal Utility District,
GO, AG Insured, Series 2016, 3.00%, 05/01/2039	90,000	73,887
		1,678,078
Utah 0.3%
City of Salt Lake City,
Airport, Revenue, AMT, Series 2021 A, 5.00%, 07/01/2046	50,000	50,666

Washington 2.7%
King County Housing Authority,
Abbell LLLP, Revenue, Series 2020, 3.00%, 08/01/2040	100,000	82,581
Seattle Housing Authority,
NewHolly Phase I LLLP, Revenue, Series A, 3.25%, 10/01/2041	160,000	130,613
Yesler Block 5.1 LLLP, Revenue, Series 2020 A, 2.75%, 06/01/2040	130,000	98,616

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Municipal ETF

Schedule of Investments

July 31, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Washington
Washington State Housing Finance Commission,
Bonesta SE LLC Obligated Group, Revenue, Series 2026 A-1, 7.00%, 05/01/2066	100,000	102,941
		414,751
Wisconsin 2.5%
Public Finance Authority,
Crown Leadership Academy, Inc., Revenue, Series 2026A, 8.25%, 06/01/2056 (e)	100,000	97,362
Peapack Senior Living, Inc. Obligated Group, Revenue, Series 2026, 6.00%, 06/01/2036 (c)(e)	100,000	100,212
Wisconsin Health & Educational Facilities Authority,
Gundersen Lutheran Obligated Group, Revenue, Refunding, Series 2021 A, 4.00%, 10/15/2034	105,000	105,587
Sanford Obligated Group, Revenue, Series 2016 A, 3.50%, 02/15/2040	90,000	76,832
		379,993
Total Municipal Bonds (Cost $15,069,016)		14,888,491

Investments	Shares	Value ($)
Short-Term Investments - 6.5%

Investment Companies - 6.5%
JPMorgan U.S. Government Money Market Fund 3.63% (f)
(Cost $1,010,660)	1,010,660	1,010,660

Total Investments - 102.8% (Cost $16,079,676)		15,899,151
Liabilities in excess of other assets - (2.8%)		(427,788)
Net Assets - 100.0%		15,471,363

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2026.
(b)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on July 31, 2026.
(c)	When-issued security.
(d)	Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.
(e)	Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at July 31, 2026 amounted to $317,697, which represents approximately 2.05% of net assets of the Fund.
(f)	Represents 7-day effective yield as of July 31, 2026.

Abbreviations
AMT	Alternative Minimum Tax
GO	General Obligation

See Notes to Schedule of Investments.	(Continued)

First Eagle Core Municipal ETF

Schedule of Investments

July 31, 2026 (unaudited)

Percent of Net
Industry Diversification for Portfolio Holdings	Assets
Hospital	17.3%
Higher Education	9.6
Airport	8.1
General Obligation	7.5
Gas Forward Contract	7.0
School District	6.0
Appropriation	5.3
Toll Highway/Bridge/Tunnel	3.6
Student Housing	3.2
Income Tax	2.7
Municipal Utility District	2.4
Hotel Occupancy Tax	2.2
Local Multi-Family Housing	2.0
Payments in Lieu of Taxes (PILOT)	1.8
Economic/Industrial Development	1.7
General Revenue Tax-Guaranteed	1.7
General Obligation District (Other)	1.6
Miscellaneous Tax	1.5
Water & Sewer	1.5
Assisted Living	1.3
State Multi-Family Housing	1.1
Public Power System	1.0
State Single-Family Housing	0.9
Tax Increment Financing	0.8
Bond Bank	0.7
Continuing Care Retirement Community	0.7
Appropriation (Self)	0.6
Private/Religious School	0.6
Special Assessment Financing	0.6
Not-For-Profit Human Service Provider	0.5
Tobacco Master Settlement Agreement	0.5
Municipal Utility (Mixed)	0.3
Short-Term Investments	6.5
Total Investments	102.8%

See Notes to Schedule of Investments.	(Continued)

Notes to Schedule of Investments (unaudited)

Note 1 — Organization

First Eagle ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2026, the Trust consists of four portfolios, the First Eagle US Equity ETF, First Eagle Mid Cap Equity ETF, First Eagle Small Cap Equity ETF and First Eagle Core Municipal ETF (each a “Fund” and together, the “Funds”). The Trust is a Delaware statutory trust. The First Eagle US Equity ETF is a non-diversified and an actively managed exchange-traded fund (“ETF”) with an investment objective of long-term growth of capital. It seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity securities and may invest to a lesser extent in securities of non-U.S. issuers (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts). The First Eagle Mid Cap Equity ETF is a diversified and an actively managed ETF with an investment objective of long-term growth of capital. It seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. mid-cap companies and may invest to a lesser extent in securities of non-U.S. issuers (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts). The First Eagle Small Cap Equity ETF is a diversified and an actively managed ETF with an investment objective of long-term growth of capital. It seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. small-cap companies and may invest to a lesser extent in securities of non-U.S. issuers (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts). The First Eagle Core Municipal ETF is a diversified and an actively managed ETF with an investment objective to seek to provide current income exempt from regular federal income taxes. Capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam) that pay interest that is exempt from regular federal income tax and may include all types of municipal bonds. The Fund may invest without limit in securities that generate income taxable to those shareholders subject to the federal alternative minimum tax.

First Eagle Investment Management, LLC (the “Adviser”) is the investment adviser of the Funds. The Adviser is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”). Exchange Traded Concepts, LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the the First Eagle US Equity ETF, First Eagle Mid Cap Equity ETF and First Eagle SmallCap Equity ETF. A controlling interest in First Eagle Holdings is owned by funds managed by Genstar Capital, LLC. On August 26, 2026, First Eagle Holdings announced a definitive agreement under which Victory Capital Holdings, Inc. (“Victory Capital”) will acquire First Eagle Holdings. The transaction will result in the Adviser becoming a wholly owned indirect subsidiary of Victory Capital. As a result of the transaction, Genstar will become a strategic shareholder of Victory Capital. The transaction is expected to be completed in the first quarter of 2027, subject to customary closing conditions, including obtaining necessary fund and client consents and customary regulatory approvals. The transaction is not expected to result in any change in the portfolio management of the Funds or in any Fund's investment objectives or policies.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)	Investment Valuation — Each Fund computes its net asset value (“NAV”) once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case, it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 PM EST), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable instruments and the various relationships between instruments in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique features of the instrument in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models, and assumptions for its evaluated prices.

Investment companies, including money market funds, are valued at their net asset value.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which it is traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolio. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or when market prices have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, or determined to be unreliable for a particular holding, such holdings may be “fair valued” as described below.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds are determined in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the execution of the valuation and liquidity procedures for the Funds. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser the “valuation designee” to perform the Funds’ fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of July 31, 2026:

First Eagle US Equity ETF

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,423,244	$–	$–	$2,423,244
Short-Term Investments	55,774	–	–	55,774
Total	$2,479,018	$–	$–	$2,479,018

†	See Schedule of Investments for additional detailed categorizations.

First Eagle Mid Cap Equity ETF

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$3,983,629	$–	$–	$3,983,629
Short-Term Investments	10,725	–	–	10,725
Total	$3,994,354	$–	$–	$3,994,354

†	See Schedule of Investments for additional detailed categorizations.

First Eagle Small Cap Equity ETF

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,843,366	$–	$–	$1,843,366
Short-Term Investments	40,210	–	–	40,210
Total	$1,883,576	$–	$–	$1,883,576

†	See Schedule of Investments for additional detailed categorizations.

First Eagle Core Municipal ETF

Description†	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$–	$14,888,491	$–	$14,888,491
Short-Term Investments	1,010,660	–	–	1,010,660
Total	$1,010,660	$14,888,491	$–	$15,899,151

†	See Schedule of Investments for additional detailed categorizations.

b)	Derivative Transactions — Unless a Fund is relying on the Limited Derivatives User Exception (as defined below), a Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions (as defined below). Rule 18f-4, among other things, requires a Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board. Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if a Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and a Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, each Fund relies on the Limited Derivatives User Exception.

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if a Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and nonstandard settlement cycle securities, unless a Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

c)	Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser’s credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.